Balances and Transactions with Related Parties (Details) - Schedule of related party balances ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Key management personnel [member]
Balances and Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Other payables	₪ 542	$ 169	₪ 415
Total	542	169	415
Other related parties [member]
Balances and Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Other payables			108
Total			₪ 108